Share-based payments - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended
	Dec. 01, 2022	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Expense from share-based payment transactions		$ 5,265	$ 3,418
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years